The Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Schedule of Operating Leases [Line Items]
2012	$ 43	¥ 3,587
2013	41	3,404
2014	30	2,485
2015	25	2,105
2016	23	1,924
Thereafter	197	16,384
Total	$ 359	¥ 29,889